Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related party transactions
28	Related party transactions

The following is a list of the Group’s major related parties:

Names of related parties	Relationship with the Company

Sinopec Group	Ultimate parent company
JYJC	Joint venture of the Group
BOC	Joint venture of the Group
Jinpu	Joint venture of the Group
Yangu Gas	Joint venture of the Group
Secco (i)	Associate of the Group
Chemical Industry	Associate of the Group
Jinsen	Associate of the Group
Azbil	Associate of the Group
Shanghai Nam Kwong Petro-Chemical Company Limited	Associate of the Group
Shanghai Jinhuan Petroleum Naphthalene Development Company Limited	Associate of the Group
Shanghai Chemical Industry Park Logistics Company Limited	Associate of the Group
Sinopec Chemical Commercial Holding Company Limited	Subsidiary of the immediate parent company
Sinopec Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Yizheng Chemical Fibre Company Limited	Subsidiary of the immediate parent company
China International United Petroleum and Chemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Company Limited	Subsidiary of the immediate parent company
Sinopec Refinery Product Sales Company Limited	Subsidiary of the immediate parent company
Sinopec Yangzi Petrochemical Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Beijing Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Ningbo Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Tianjin Company Limited	Subsidiary of the immediate parent company
China Petrochemical International Russia Company Limited	Subsidiary of the immediate parent company
Sinopec Europe Company Limited	Subsidiary of the immediate parent company
China and South Korea (Wuhan) petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec USA Company Limited	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited	Subsidiary of the immediate parent company
Sinopec Huadong Supplies and Equipment Company Limited	Subsidiary of the immediate parent company
Petro-Cyber Works Information Technology Company Limited	Subsidiary of the immediate parent company
Sinopec Fuel Oil Sales Corporation Limited	Subsidiary of the immediate parent company
Sinopec Catalyst Co., Ltd	Subsidiary of the immediate parent company
Sinopec lubricating oil Co. Ltd	Subsidiary of the immediate parent company
Nanjing Yangzi Petrochemical Rubber Co., Ltd	Subsidiary of the immediate parent company
Nantong Donghai Petrochemical Corporation Co., Ltd	Subsidiary of the immediate parent company
Dalian Frip Science and Technology Co., Ltd	Subsidiary of the immediate parent company
Ningbo Zhenhai District Donghai Refinery Hotel Co., Ltd	Subsidiary of the immediate parent company
Sinopec Fujian Petrochemical Company Limited	Subsidiary of the immediate parent company
Sinopec Corp. Maoming Nan Hai Fine Chemical Co., Ltd	Subsidiary of the immediate parent company

BASF-YPC Company Limited	Joint venture of the immediate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company	Joint venture of the immediate parent company
Sinopec Petroleum Storage and Reserve Limited	Subsidiary of the ultimate parent company
Sinopec Assets Management Corporation	Subsidiary of the ultimate parent company
Shanghai Petrochemical Machinery Manufacturing Co., Ltd	Subsidiary of the ultimate parent company
Shanghai Petrochemical Seawall Management Office	Subsidiary of the ultimate parent company
China Petrochemical Press Co., Ltd	Subsidiary of the ultimate parent company
China Petrochemical News	Subsidiary of the ultimate parent company
Sinopec Shared Services Co. Ltd.	Subsidiary of the ultimate parent company
Sinopec group Beijing Yanshan Petrochemical Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Tendering Co., Ltd.	Subsidiary of the ultimate parent company
Sinopec Petroleum Commercial Reserve Co., Ltd	Subsidiary of the ultimate parent company
Sinopec Shengli Petroleum Administration Company Limited	Subsidiary of the ultimate parent company
Sinopec Nanjing Engineering Company Limited	Subsidiary of the ultimate parent company
China Petrochemical International Wuhan Company Limited	Subsidiary of the ultimate parent company
Sinopec Engineering Quality Monitoring Company Limited	Subsidiary of the ultimate parent company
Sinopec Engineering Cost Company Limited	Subsidiary of the ultimate parent company
Sinopec Luoyang Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec energy saving technology service company limited	Subsidiary of the ultimate parent company
Beijing Petrochemical Engineering Consulting Company Limited	Subsidiary of the ultimate parent company
Beijing Victory Hotel Company Limited	Subsidiary of the ultimate parent company
National petrochemical project risk assessment technology center	Subsidiary of the ultimate parent company
Sinopec Material & Equipment (Dalian) Company Limited	Subsidiary of the ultimate parent company
Storage and transportation installation company of Ningbo engineering co., LTD.	Subsidiary of the ultimate parent company
Petrochemical Engineering Quality Supervision Centre	Subsidiary of the ultimate parent company
Sinopec Management Institute	Subsidiary of the ultimate parent company
Sinopec Shanghai Engineering Company Limited	Subsidiary of the ultimate parent company
The Fourth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Fifth Construction Company of Sinopec	Subsidiary of the ultimate parent company
The Tenth Construction Company of Sinopec	Subsidiary of the ultimate parent company
Sinopec Engineering Incorporation	Subsidiary of the ultimate parent company
Sinopec Ningbo Engineering Company Limited	Subsidiary of the ultimate parent company
Sinopec Finance Company Limited (“Sinopec Finance”)	Subsidiary of the ultimate parent company

(i) Since 26 October 2017, Secco becomes the subsidiary of the immediate parent company.

The following is a summary of significant balances and transactions between the Group and its related parties except for the dividends received as disclosed in the forgoing Note 22.

(a)	Most of the transactions undertaken by the Group during the year ended 31 December 2018 have been affected on such terms as determined by Sinopec Corp. and relevant PRC authorities.

Sinopec Corp. negotiates and agrees the terms of crude oil supply with suppliers on a group basis, which is then allocated among its subsidiaries, including the Group, on a discretionary basis. Sinopec Corp. also owns a widespread petroleum products sales network and possesses a fairly high market share in domestic petroleum products market, which is subject to extensive regulation by the PRC government.

The Group has entered into a mutual product supply and sales services framework agreement with Sinopec Corp. Pursuant to the agreement, Sinopec Corp. provides the Group with crude oil, other petrochemical raw materials and agent services. On the other hand, the Group provides Sinopec Corp. with petroleum products, petrochemical products and property leasing services.

The pricing policy for these services and products provided under the agreement is as follows:

If there are applicable State (central and local government) tariffs, the pricing shall follow the State tariffs;

If there are no State tariffs, but there are applicable State’s guidance prices, the pricing shall follow the State’s guidance prices; or

If there are no State tariffs or State’s guidance prices, the pricing shall be determined in accordance with the prevailing market prices (including any bidding prices).

Transactions between the Group and Sinopec Corp., its subsidiaries and joint ventures were as follows:

	2016 RMB’000	2017 RMB’000	2018 RMB’000
Sales of petroleum products	33,159,665	39,992,682	49,209,765
Sales other than petroleum products	5,738,425	6,708,955	7,112,332
Purchases of crude oil	21,599,355	34,819,936	44,175,644
Purchases other than crude oil	3,748,055	4,987,955	8,996,814
Sales commissions	100,221	116,616	139,837
Rental income	28,160	28,368	29,551

(b)	Other transactions between the Group and Sinopec Group and its subsidiaries, associates and joint ventures of the Group were as follows:

	2016 RMB’000	2017 RMB’000	2018 RMB’000

Sales of goods and service fee income
- Sinopec Group and its subsidiaries	38,389	10,531	11,486
- Associates and joint ventures of the Group	2,051,620	3,043,689	4,130,295

	2,090,009	3,054,220	4,141,781

Purchase
- Sinopec Group and its subsidiaries	1,056,737	378,111	2,253,446
- Associates and joint ventures of the Group	3,602,791	4,034,448	3,982,729

	4,659,528	4,412,559	6,236,175

Insurance premiums expenses
- Sinopec Group and its subsidiaries	123,621	126,405	121,329

Lease expenses
- Sinopec Group and its subsidiaries	53,960	53,960	59,160

Loans borrowed
- Sinopec Finance	—	—	50,000

Interest income
- Sinopec Finance	232	5,147	610

Loans repayment
- Sinopec Finance	370,000	—	50,000

Interest expense
- Sinopec Finance	3,322	—	1,326

Construction and installation cost
- Sinopec Group and its subsidiaries	177,792	172,404	109,146

The directors of the Company are of the opinion that the transactions with Sinopec Corp., its subsidiaries and joint ventures, Sinopec Group and its subsidiaries, associates and joint ventures of the Group as disclosed in Note 28(a) and 28(b) were conducted in the ordinary course of business, on normal commercial terms and in accordance with the agreements governing such transactions.

(c)

The relevant amounts due from/to Sinopec Corp., its subsidiaries and joint venture, Sinopec Group and its subsidiaries, associates and joint ventures of the Group, arising from purchases, sales and other transactions as disclosed in Note 28(a) and 28(b), are summarized as follows:

	As at 31 December
	2017 RMB’000	2018 RMB’000

Amounts due from related parties
- Sinopec Corp., its subsidiaries and joint ventures	1,792,857	2,142,731
- Sinopec Group and its subsidiaries	763	457
- Associates and joint ventures of the Group	181,788	143,061

	1,975,408	2,286,249

Amounts due to related parties
- Sinopec Corp., its subsidiaries and joint ventures	3,250,329	4,238,963
- Sinopec Group and its subsidiaries	61,728	45,134
- Associates and joint ventures of the Group	419,630	283,717

	3,731,687	4,567,814

Cash deposits, maturing within 3 months
- Sinopec Finance	29,128	22,082

(d)	As at 31 December 2018 and 31 December 2017, cash deposits with Sinopec Finance were at an interest rate of 0.35% per annum.

(e)	Key management personnel compensation and post-employment benefit plans

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors and supervisors of the Group. The key personnel compensations are as follows:

	Year ended 31 December
	2016 RMB’000	2017 RMB’000	2018 RMB’000

Short-term employee benefits	5,218	5,926	7,561
Post-employment benefits	148	143	159
Share-based payments	1,270	505	—

	6,636	6,574	7,720

(f)	Contributions to defined contribution retirement plans

The Group participates in defined contribution retirement plans organized by municipal governments for its staff. The contributions to defined contribution retirement plans are as follows:

	Year ended 31 December
	2016 RMB’000	2017 RMB’000	2018 RMB’000

Municipal retirement scheme costs	247,710	249,578	262,728
Supplementary retirement scheme costs	69,846	66,546	75,312

As at 31 December 2018 and 31 December 2017, there was no material outstanding contribution to the above defined contribution retirement plans.

(g)	Transactions with other state-owned entities in the PRC

The Group is a state-controlled enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government (collectively referred to as “state-controlled entities”) through its government authorities, agencies, affiliations and other organizations.

Apart from transactions with related parties, the Group has transactions with other state-controlled entities which include, but are not limited to, the following:

•	sales and purchases of goods and ancillary materials;

•	rendering and receiving services;

•	lease of assets, purchase of property, plant and equipment;

•	placing deposits and obtaining finance; and

•	use of public utilities

These transactions are conducted in the ordinary course of the Group’s business on terms comparable to those with other entities that are not state controlled. The Group has established its procurement policies, pricing strategy and approval process for purchases and sales of products and services which do not depend on whether the counterparties are state-controlled entities or not.

(h)	Commitments with related parties

(1)	Construction and installation cost

	As at 31 December
	2017	2018
	RMB’000	RMB’000

Sinopec Group and its subsidiaries	29,528	16,011

(2)	Operating lease commitments – Group company as lessee

	As at 31 December
	2017	2018
	RMB’000	RMB’000

Sinopec Group and its subsidiaries
No later than 1 year	59,160	73,190
Later than 1 year and no later than 2 years	—	—

	59,160	73,190

(i)	Investment commitments with related parties

	As at 31 December
	2017	2018
	RMB’000	RMB’000

Capital contribution to Shanghai Secco	111,263	111,263

Pursuant to the resolution of the 18th meeting of the 7th term of Board of Directors on 5 December 2013, the Group was approved to make capital contribution of USD 30,017 thousands (RMB 182,804 thousands equivalent) to Shanghai Secco, an associate of the Group. As at 31 December 2018, the Company has contributed RMB 71,541 thousands to Shanghai Secco. According to the approval by Shanghai Municipal Commission of Commerce as issued on 19 October 2015, the rest of the capital contribution to Shanghai Secco should be within 50 years starting from its registration date.

Except for the above disclosed in Note 28(h) and 28(i), the Group had no other material commitments with related parties as at 31 December 2018, which are contracted, but not included in the financial statements.